Quarterly Financial Information	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Abstract]
Quarterly Financial Information

Note 13 – QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

Summarized quarterly financial information for 2011 and 2010 are as follows (in thousands except share data):

		Quarters Ended
				December 31,
	March 31, 2011	June 30, 2011	September 30, 2011	2011
Revenues	$5,441	$7,449	$8,263	$8,028
Gross margin	$2,246	$3,626	$4,359	$5,243
Net (loss) income before provision for income tax	$(3,497)	$3,184	$4,607	$1,467
Net (loss) income	$(3,339)	$2,971	$4,119	$1,215
Net (loss) income per share – basic	$(0.16)	$0.10	$0.13	$0.04
Net (loss) income per share – diluted	$(0.16)	$0.01	$0.03	$0.04
Weighted average number of shares outstanding – basic	21,522,716	21,853,631	23,084,229	23,331,975
Weighted average number of shares outstanding –diluted	21,522,716	25,717,758	25,322,920	23,371,771
		Quarters Ended
				December 31,
	March 31, 2010	June 30, 2010	September 30, 2010	2010
Revenues	$5,927	$8,312	$8,256	$7,963
Gross margin	$3,318	$4,739	$5,468	$4,915
Net (loss) income before provision for income tax	$(8,616)	$84	$3,607	$(5,146)
Net (loss) income	$(8,617)	$66	$3,551	$3,860	(1)
Net (loss) income per share – basic	$(0.50)	$0.00	$0.13	$0.14
Net (loss) income per share – diluted	$(0.50)	$0.00	$0.08	$0.13
Weighted average number of shares outstanding – basic	17,109,706	19,338,241	19,883,029	20,583,516
Weighted average number of shares outstanding –diluted	17,109,706	22,258,364	24,244,477	22,594,197

(1)	Included in net income for the three months ended December 31, 2010 is the tax benefit of $9.1 million related to the reversal of the deferred tax valuation allowance. See Note 8 – Income Taxes.